S-K 1603(a)(7) Sponsor Controlling Persons	Aug. 13, 2025
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	its controlling member is KingsRock. Messrs. Wohlin and Jaffe are managing partners of KingsRock, and the three of them plus Mr. Ottensoser, who is a Managing Director at KingsRock, controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.